Loss per share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Outstanding potentially dilutive securities	All outstanding potentially dilutive shares could potentially dilute loss per share in the future.

	2025	2024

Issued Common Shares	146,399,347	153,547,616
Weighted average number of Common Shares (basic and diluted)	153,676,514	153,765,412

Net loss per share – basic and diluted	($4.34)	($1.07)